Group entities (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Alusud Argentina S.R.L [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Graham Packaging Argentina S.R.L [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Lido Plast San Luis S.A. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	100.00%
Proportion of voting rights held in subsidiary	0.00%
Gulf Closures W.L.L [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	49.00%	49.00%
Proportion of voting rights held in subsidiary	49.00%
Graham Packaging Belgium BVBA [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Graham Packaging Lummen BVBA [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Closure Systems International Sistemas de Vedacao Ltda. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Graham Packaging do Brasil Industria e Comercio Ltda. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Graham Packaging Parana Ltda. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Resin Rio Comercio Ltda. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
CSI Latin American Holdings Corporation [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Evergreen Packaging Canada Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Graham Packaging Canada Company [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Pactiv Canada Inc. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Reynolds Consumer Products Canada Inc. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Alusud Embalajes Chile Ltda. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Closure Systems International (Gaungzhou) Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Closure Systems International (Wuhan) Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	100.00%
Proportion of voting rights held in subsidiary	0.00%
CSI Closure Systems (Hangzhou) Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
CSI Closure Systems (Tianjin) Co. Ltd. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Evergreen Packaging (Shanghai) Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Graham Packaging (Guanzhou) Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Graham Packaging (Taizhou) Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%
Proportion of voting rights held in subsidiary	100.00%
Graham Packaging Trading (Shanghai) Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	100.00%
Proportion of voting rights held in subsidiary	0.00%
Reynolds Metals (Shanghai) Ltd. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Techne Machineries Foshan Ltd [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Zhejiang Zhongbao Pactiv Packaging Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	62.50%	62.50%
Proportion of voting rights held in subsidiary	62.50%
Alusud Embalajes Colombia Ltda. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Closure Systems International (Colombia Trade) S.A.S. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
CSI Closure Systems Manufacturing de Centro America, Sociedad de Responsabilidad Limitada [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Closure Systems International (Egypt) LLC [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Evergreen Packaging de El Salvador, S.A de C.V. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Graham Packaging Company Oy [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Graham Packaging Europe S.N.C. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Graham Packaging France S.A.S [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Graham Packaging Normandy S.A.R.L. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Graham Packaging Villecomtal S.A.R.L. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Closure Systems International Machinery (Germany) GmbH [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Omni-Pac Ekco GmbH Verpackungsmittel [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	100.00%
Proportion of voting rights held in subsidiary	0.00%
Omni-Pac GmbH Verpackungsmittel [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	100.00%
Proportion of voting rights held in subsidiary	0.00%
Pactiv Deutschland Holdinggesellschaft mbH [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Pactiv-Omni Germany Holdings GmbH [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Closure Systems International (Hong Kong) Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Graham Packaging Asia Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Roots Investment Holding Private Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Technegen International Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
CSI Hungary Manufacturing and Trading Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Closure Systems International (I) Private Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
PT. Graham Packaging Indonesia [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Graham Packaging Company Italia S.r.l. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	100.00%
Proportion of voting rights held in subsidiary	0.00%
Closure Systems International Japan, Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Graham Packaging Japan Godo Kaisha [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	100.00%
Proportion of voting rights held in subsidiary	0.00%
Closure Systems International (Korea), Ltd. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Evergreen Packaging Korea Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Beverage Packaging Factoring (Luxembourg) S.a.r.l. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	100.00%
Proportion of voting rights held in subsidiary	0.00%
Beverage Packaging Holdings (Luxembourg) II S.A. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	100.00%
Proportion of voting rights held in subsidiary	0.00%
Beverage Packaging Holdings (Luxembourg) IV S.a r.l. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	100.00%
Proportion of voting rights held in subsidiary	0.00%
Beverage Packaging Holdings (Luxembourg) VI S.a r.l. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	100.00%
Proportion of voting rights held in subsidiary	0.00%
Evergreen Packaging (Luxembourg) S.a r.l. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	100.00%
Proportion of voting rights held in subsidiary	0.00%
Graham Packaging European Holdings (Luxembourg) S.a r.l. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Graham Packaging European Holdings (Luxembourg) I S.a r.l. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Graham Packaging European Holdings (Luxembourg) II S.a r.l. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
CSI en Ensenada, S. de R.L. de C.V [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
CSI en Saltillo, S. de R.L. de C.V. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
CSI Tecniservicio, S. de R.L. de C.V. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Graham Packaging Plastic Products de Mexico, S. de. R.L. de C.V. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Grupo Corporativo Jaguar, S.A. de C.V. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Grupo CSI de Mexico S. de R.L. de C.V. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Innovacioin y Asesoria en Plastico, S. de R.L. de C.V. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Pactiv Foodservice Mexico, S. de R.L. de C.V. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Practiv Mexico, S. de R.L. de C.V. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Servicio Terrestre Jaguar, S.A. de C.V. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Servicios Graham Packaging, S. de. R.L. de C.V. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Servicios Industriales Jaguar, S.A. de C.V. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Servicios Integrales de Operacion, S.A. de C.V. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Closure Systems International Nepal Private Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Graham Packaging Company B.V. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	100.00%
Proportion of voting rights held in subsidiary	0.00%
Graham Packaging Holdings B.V. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Graham Packaging Zoetermeer B.V. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Beverage Packaging (New Zealand) Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Beverage Packaging Factoring Trust [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	0.00%
Proportion of voting rights held in subsidiary	0.00%
Beverage Packaging Holdings I Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Beverage Packaging Holdings III Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Beverage Packaging Holdings V Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Closure Systems International Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Evergreen Packaging International Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Reynolds Group Issuer (New Zealand) Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Reynolds Packaging International Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Alusud Peru S.A. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Closure Systems International (Phillippines), Inc. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Graham Packaging Poland Sp. z o.o. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
SDI Vostok Limited Liability Company (in liquidation) [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Pactiv Asia Pte Ltd [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Closure Systems International Espana, S.L.U. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Closure Systems International Holdings (Spain), S.A.U. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Graham Packaging Iberica S.L. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Reynolds Food Packaging Spain, S.L.U. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Evergreen Packaging (Taiwan) Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Closure Systems International Plastik Ithalat Ihracat Sanayi Ve Ticaret Limited Sirketi [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Graham Plastpak Plastik Ambalaj Sanayi Limited Sirketi [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	100.00%
Proportion of voting rights held in subsidiary	0.00%
Graham Packaging European Services Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Graham Packaging Plastics Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Ivex Holdings, Ltd. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Ivex Plastics Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Kama Europe Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Pactiv (Films) Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%
Proportion of voting rights held in subsidiary	100.00%
Baker's Choice Products, Inc. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
BCP/Graham Holdings L.L.C.[member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Blue Ridge Holding Corp. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Blue Ridge Paper Products Inc. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
BRPP, LLC [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Closure Systems International Americas, Inc. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Closure Systems International Holdings LLC [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Closure Systems International Inc. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Closure Systems International Packaging Machinery Inc. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Closure Systems Mexico Holdings LLC [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Coast-Packaging Company (California General Partnership) [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.00%	50.00%
Proportion of voting rights held in subsidiary	50.00%
CSI Mexico LLC [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
CSI Sales & Technical Services Inc. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Evergreen Packaging Inc. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
GEC Packaging Technologies LLC [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
GPC Holdings LLC [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	100.00%
Proportion of voting rights held in subsidiary	0.00%
GPC Opco GP LLC [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
GPC Sub GP LLC [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
GPC US LLC [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%
Proportion of voting rights held in subsidiary	100.00%
Graham Packaging Acquisition Corp. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	100.00%
Proportion of voting rights held in subsidiary	0.00%
Graham Packaging Company Europe LLC [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Graham Packaging Company Inc. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Graham Packaging Company, L.P. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Graham Packaging Holdings Company [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Graham Packaging International Plastics Products Inc. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Graham Packaging Latin America, LLC [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Graham Packaging Leasing USA LLC [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Graham Packaging PET Technologies Inc. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Graham Packaging Plastic Products Inc. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Graham Packaging PX Company [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Graham Packaging PX Holding Corporation [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Graham Packaging PX, LLC [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Pactiv International Holdings Inc. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Pactiv LLC [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Pactiv Management Company LLC [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Pactiv Packaging Inc. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
PCA West Inc. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
RenPac Holdings Inc. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Reynolds Consumer Products Holdings LLC [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Reynolds Consumer Products LLC [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Reynolds Group Holdings Inc. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Reynolds Group Issuer Inc. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Reynolds Group Issuer LLC [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Reynolds Manufacturing, Inc. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Reynolds Presto Products Inc. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Reynolds Services Inc. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Southern Plastics Inc. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Trans Western Polymers, Inc. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%
Alusud Venezuela S.A. (in liquidation) [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	100.00%
Proportion of voting rights held in subsidiary	0.00%